Leases (Details) $ in Thousands	Dec. 31, 2025 USD ($) m²	Dec. 31, 2024 USD ($)
Leases [Abstract]
Area of land (in Square Meters) | m²	879
Bank guarantee	$ 36
Right of use assets	239	$ 524
Operating lease liabilities	$ 217	$ 459